Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax liabilities			$ 0
Net loss	$ 0	$ 0	0
Net deferred tax balance		0		$ 0
Non-capital losses carried forward [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	14,192	13,635	21,032	19,846
Net loss	557	(7,397)	1,186
Capital losses carried forward [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	55	73	183	82
Net loss	(18)	(110)	101
Share issuance costs and CEC [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	356	317	552	833
Net loss	39	(235)	(281)
Investments [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	98	22	18	44
Net loss	76	4	(26)
Investments In Associates [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	1,472	633	0
Net loss	839	633
Site reclamation obligations [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	1,206	1,145	1,121	1,137
Net loss	61	24	(16)
Property and equipment [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	479	427	376	312
Net loss	52	51	64
Deferred tax assets, mineral property interests [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	5,003	4,973	5,001	3,985
Net loss	30	(28)	1,016
Capital Lease Obligation [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	61	104	124	66
Net loss	(43)	(20)	58
Other [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets		0	63
Net loss		(63)	63
Total deferred tax assets [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets	22,923	21,329	28,470	26,305
Net loss	1,594	(7,141)	2,165
Net deferred tax balance	0	0	0
Deferred tax liabilities, property and equipment [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax liabilities	(24)	(53)	(86)	(52)
Net loss	29	33	(34)
Deferred tax liabilities, mineral property interests [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax liabilities	(517)	(545)	(1,606)	(877)
Net loss	28	1,061	(729)
Deferred tax liabilities, investement [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax liabilities	0	(28)	(42)	(196)
Net loss	28	14	154
Total net deferred tax assets (liabilities) [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Deferred income tax assets			63	0
Net deferred tax assets	22,381	20,702	26,736	25,180
Net loss	1,679	(6,034)	1,556
Unrecogonized deferred tax assets [Member]
Disclosure Of Detailed Information About Deferred Tax Asset And Liabilities [Line Items]
Unrecognized deferred tax assets	(22,381)	(20,702)	(26,736)	$ (25,180)
Net loss	$ 1,679	$ (6,034)	$ (1,556)